Earnings Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Earnings Per Share

17.	Earnings (Loss) Attributable to Tennant Company Per Share
The computations of Basic and Diluted Earnings (Loss) Attributable to Tennant Company per Share were as follows:

	Three Months Ended		Nine Months Ended
	September 30		September 30
	2017	2016	2017	2016
Numerator:
Net Earnings (Loss) Attributable to Tennant Company	$3,559	$11,477	$(2,989)	$31,244
Denominator:
Basic - Weighted Average Shares Outstanding	17,729,857	17,498,808	17,673,656	17,516,941
Effect of Dilutive Securities:
Share-Based Compensation Plans	441,587	474,398	—	438,558
Diluted - Weighted Average Shares Outstanding	18,171,444	17,973,206	17,673,656	17,955,499
Basic Earnings (Loss) per Share	$0.20	$0.66	$(0.17)	$1.78
Diluted Earnings (Loss) per Share	$0.20	$0.64	$(0.17)	$1.74

Excluded from the dilutive securities shown above were options to purchase and shares to be paid out under share-based compensation plans of 340,239 and 313,711 shares of common stock during the three months ended September 30, 2017 and 2016, respectively. Excluded from the dilutive securities shown above were options to purchase and shares to be paid out under share-based compensation plans of 714,687 and 382,075 shares of common stock during the nine months ended September 30, 2017 and 2016, respectively. These exclusions were made if the exercise prices of the options are greater than the average market price of our common stock for the period, if the number of shares we can repurchase under the treasury stock method exceeds the weighted average shares outstanding in the options or if we have a net loss, as these effects are anti-dilutive.

Earnings Per Share
The computations of Basic and Diluted Earnings per Share for the years ended December 31 were as follows:

	2016	2015	2014
Numerator:
Net Earnings	$46,614	$32,088	$50,651
Denominator:
Basic - Weighted Average Shares Outstanding	17,523,267	18,015,151	18,217,384
Effect of dilutive securities	452,916	478,296	523,474
Diluted - Weighted Average Shares Outstanding	17,976,183	18,493,447	18,740,858
Basic Earnings per Share	$2.66	$1.78	$2.78
Diluted Earnings per Share	$2.59	$1.74	$2.70

Options to purchase 356,598, 222,092 and 91,199 shares of Common Stock were outstanding during 2016, 2015 and 2014, respectively, but were not included in the computation of diluted earnings per share. These exclusions are made if the exercise prices of these options are greater than the average market price of our Common Stock for the period, if the number of shares we can repurchase under the treasury stock method exceeds the weighted shares outstanding in the options, or if we have a net loss, as the effects are anti-dilutive.